Employee benefits: variable compensation (Detail 3) - Equity Ownership Plan		12 Months Ended
		Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2016 CHF (SFr) shares
Option Awards [Line Items]
Number of options outstanding, at the beginning of the year | shares		55,913,291	80,848,217
Number of options exercised during the year | shares	[1]	(1,632,319)	(624,554)
Number of options forfeited during the year | shares		(38,995)	(51,065)
Number of options expired unexercised | shares		(21,658,809)	(24,259,307)
Number of options outstanding, at the end of the year | shares		32,583,168	55,913,291
Number of options exercisable, at the end of the year | shares		32,583,168	55,913,291
Weighted average exercise price of options outstanding, at the beginning of the year		SFr 39	SFr 45
Weighted average exercise price of options exercised during the year	[1]	12	12
Weighted average exercise price of options forfeited during the year		27	43
Weighted average exercise price of options expired unexercised		61	61
Weighted average exercise price of options outstanding, at the end of the year		25	39
Weighted average exercise price of options exercisable, at the end of the year		25	39
Weighted average share price of options exercised		16.73	15.69
Intrinsic value of options exercised during the year		SFr 8,000,000	SFr 3,000,000

[1]	The weighted average share price upon option exercise was CHF 16.73 in 2017 (2016: CHF 15.69), resulting in an intrinsic value of CHF 8 million of options exercised during 2017 (2016: CHF 3 million).